Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jul. 31, 2024	Jul. 31, 2023
Cash flows from operating activities:
Net loss	$ (2,270,531)	$ (1,033,101)	$ (3,191,524)	$ (2,882,299)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6,282	59,338	112,009	138,805
Amortization of right-of-use assets	9,000	223,285	273,367	434,135
Loss from early termination of an operating lease	13,000	7,600	7,690
Provision against due from buyers of LGC				2,654,767
(Reversal of provision) provision against accounts receivable due from a related party			(19,103)	762,000
Loss from disposal of property and equipment	53,765			49,702
Loss (gain) from investment in trading securities	1,138,564	28,734	381,370	(192,102)
Loss from disposal of a subsidiary				69,045
Changes in operating assets and liabilities:
Accounts receivable		150,000	650,000	(650,000)
Accounts receivable – a related party	200,000	600,000	400,000	(600,000)
Deposits	3,000	(25,000)	83,000	55,000
Prepaid expenses and other current assets	107,281	128,845	309,636	221,644
Deferred revenue		(70,000)	(70,000)	(20,785)
Taxes payable		(6,915)	(11,215)	31,200
Accounts payable, accrued expenses and other current liabilities	(456,114)	134,679	1,303,432	(1,982,117)
Lease liabilities		(214,877)	(349,145)	(422,894)
Net cash used in operating activities	(1,195,753)	(17,412)	(120,483)	(2,333,899)
Cash flows from investing activities:
Purchase of property and equipment		(5,086)	(5,086)	(1,444)
Investment in short-term investments	141,172	(446,662)
Proceeds from disposal of property and equipment				72,000
Payment for investment in trading securities			(674,869)
Proceeds from redemption of trading securities				94,799
Proceeds from disposal of investment in an equity investee				335,000
Loans to a related party		(17,710)		(100,000)
Prepayment made to a related party			(900,000)
Collection of loans from a related party	300,000	20,000		59,461
Net cash (used in) provided by investing activities	441,172	(449,458)	(1,579,955)	459,816
Cash flows from financing activities:
Borrowings from a related party				729,968
Proceeds from issuance of ordinary shares pursuant to a private placement	4,774,895		2,343,792
Net cash provided by financing activities	4,774,895		2,343,792	729,968
Effect of Exchange Rate Changes on Cash
Net increase (decrease) in cash	4,020,314	(466,870)	643,354	(1,144,115)
Cash, beginning of year	1,249,376	606,022	606,022	1,750,137
Cash, end of year	5,269,690	139,152	1,249,376	606,022
Supplemental disclosure of cash flow information:
Cash paid for interest expenses
Cash paid for income tax		6,915	14,515
Supplemental disclosure of Non-cash financing activities
Capital contribution from a shareholder in the form of trading securities	$ 3,611,000
Supplemental disclosure of Non-cash investing and financing activities
Right-of-use assets obtained in exchange for operating lease obligations			67,571	109,492
Issuance of ordinary shares to settle payroll payable due to a management			349,875
Waive of liabilities by a related party			712,258
Disposal of right-of-use assets with decrease of operating lease obligations			$ 799,232